March 4, 2021 AFL - CIO The Power of the Union Economy AFL - CIO HIT Chang Suh, CFA CEO & Co - Chief Portfolio Manager Presented to

AFL-CIO Housing Investment Trust

Competitive Returns | Union Construction Jobs | Housing Finance

- ✓ $6.76 billion investment grade fixed-income portfolio as of January 31, 2021
- ✓ Mutual fund in operation since 1984 (successor to the Mortgage Investment Trust, 1965)
- ✓ Created by the AFL-CIO Executive Council during the Civil Rights Movement to pool together pension capital in order to:
  - Encourage and assist development of lower income housing while creating employment for the construction trades
  - "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
  - Prudently invest in fixed income mortgage investments
- ✓ Investment strategy focused on **high credit quality** multifamily mortgage securities
- ✓ Union Job Creation – **100% union construction** requirement

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST 1

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 2

HIT’s Long History of Impact Investing Successful history as a fixed income impact investor incorporating Environmental, Social, and Governance (ESG) factors into its investment strategy and signatory of the United Nations - supported Principles for Responsible Investment (PRI) NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Cote Village Boston, MA Gateway Northeast Minneapolis, MN Project 29 (Church + State) Cleveland, OH 18 Sixth Avenue at Pacific Park Brooklyn, NY 547 $9.2 B $17.3 B $34.2 B $13.9 B 182.9 M 201,356 119,301 Projects in HIT Investment, $185.0M in New Markets Tax Credits (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $7.0B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of January 31 , 2021 . Economic impact data is in 201 9 dollars and all other figures are nominal . 3

Projects in Construction *as of February 28, 2021*

AFL-CIO HIT

37 Projects | **Located in 20 cities across 11 states** | **5,544 units of Housing (61% Affordable Housing)**

$1.2 Billion in Invested Capital* | **Creates 16.8 million hours of Union Construction Work**



Oregon
• 2 Projects Under Construction
• 221 units of Housing (100% affordable)
• HIT Investment: $15.3 M
Minnesota
• 8 Projects Under Construction
• 1,136 units of Housing (38% affordable)
• HIT Investment: $272.0 M
Michigan
• 2 Projects Under Construction
• 216 units of Housing (23% affordable)
• HIT Investment: $51.5 M
Massachusetts
• 6 Projects Under Construction
• 496 units of Housing (80% affordable)
• HIT Investment: $207.8 M
Connecticut
• 1 Project Under Construction
• 157 units of Housing (80% affordable)
• HIT Investment: $35.0 M
California
• 2 Projects Under Construction
• 289 units of Housing (50% affordable)
• HIT Investment: $71.1 M
New York
• 4 Projects Under Construction
• 1,125 units of Housing (47% affordable)
• HIT Investment: $195.0 M
Illinois
• 7 Projects Under Construction
• 1,309 units of Housing (80% affordable)
• HIT Investments: $273.2 M
Pennsylvania
• 2 Projects Under Construction
• 184 units of Housing (100% affordable)
• HIT Investment: $22.8 M
Hawaii
• 1 Project Under Construction
• 153 units of Housing (88% affordable)
• HIT Investment: $17.1 M
Ohio
• 2 Projects Under Construction
• 258 units of Housing (39% affordable)
• HIT Investment: $45.6 M

** Includes New Market Tax Credit allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of February 28, 2021. Economic impact data is in 2019 dollars and all other figures are nominal.*

This graphic provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT's current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT's current portfolio; (ii) other assets in the HIT's current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report.

AFL-CIO HOUSING INVESTMENT TRUST 4

Projects in Construction – Including Additional Areas with Projects under Consideration 5 Projects under consideration may or may not result in an investment by HIT . This graphic provides information about projects financed by the HIT that were pre- or under construction as of the date of this report . Projects are included until they reach permanent loan status . The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons : (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio ; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table ; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report . Orange shading indicates additional states where the HIT has identified potential future investments

^ In addition, HIT subsidiary Building America contributed New Markets Tax Credits (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 185 . 0 M nationwide (1984 - 2021) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 55 68 66 246 547 HIT Investment^ $467.2M $667.4M $856.2M $1.8B $1.2B $4.9B $9.2B Total Development Cost $866.0M $1.6B $1.9B $4.4B $1.8B $10.5B $17.3B Union Construction Hours 10.2M 12.9M 19.0M 24.2M 17.5M 83.8M 182.9M Total Jobs Created 11,127 14,890 19,833 26,220 21,544 93,615 201,356 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 12,773 (70%) 42,353 (92%) 9,841 (48%) 72,719 (79%) 119,301 (67%) Total Economic Impact $1.9B $2.8B $3.3B $4.7B $3.6B $16.3B $34.2B HIT’s Investment in Major Markets* 6 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of January 31 , 2021 . Economic impact data is in 201 9 dollars and all other figures are nominal .

Community Impact – Jobs, Housing, Social Equality ▪ Types of Housing ▪ Affordable ▪ Workforce ▪ Senior 7 ▪ Other Impacts* ▪ Mixed - use ▪ Healthcare Facilities ▪ Community Centers ▪ Workforce Training Facilities New Brunswick Performing Arts Center New Brunswick, NJ Building America CDE, Inc. The Penfield Saint Paul, MN HIT Longwood II Apartments Boston, MA HIT * HIT and HIT subsidiary Building America CDE, Inc. 7

53 Colton Street| San Francisco, CA HIT Investment : $19.1 M Total Development Cost : $52.5 M Total Economic Impacts: $108.4 M Units of Housing: 96 (100% affordable) Hours of Union Construction Work: 368,640* Designed to address acute homelessness in San Francisco. Will create apartments and supportive services for previously homeless and extremely low - income residents. This document contains information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT’s portfolio . It is intended as a representation of a real estate project, not an indication of actual pricing or deal terms . 8 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of January 31 , 2021 .

9 Old Colony Phases 3B & 3C | Boston, MA HIT Investment : $78.9 M Total Development Cost : $87.6 M Total Economic Impacts: $166.6 M Units of Housing: 170 (100% affordable) Hours of Union Construction Work: 684,350* Built in 1940 as an 845 - unit public housing community to serve low - income residents In 2010, the Boston Housing Authority put forth a long - term master plan to modernize the outdated site and rebuild the community The HIT has invested $186.9 million into the redevelopment of 550 units of the Old Colony project, financing a total of six project phases. This document contains information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT’s portfolio . It is intended as a representation of a real estate project, not an indication of actual pricing or deal terms . *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of January 31 , 2021 . Will create apartments and supportive services for previously homeless and extremely low - income residents.

Renaissance Village| Welch, WV NMTC Allocation: $9.0 M Total Development Cost: $9.3 M Total Economic Impacts: $20.0 M Units of Housing: 16 (25% affordable) Hours of Union Construction Work: 98,950* Located in a rural area that is medically underserved. Pre - pandemic had a poverty rate of nearly 30%, high unemployment rate and nearly 50% of area residents received some form of public assistance. Targeted to teachers, part of broader effort to improve the public schools. This document contains information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT’s portfolio . It is intended as a representation of a real estate project, not an indication of actual pricing or deal terms . 10 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of January 31 , 2021 .

$2,218.61 33% $962.96 14% $1,335.46 20% $1,739.23 26% $503.35 7% Investors at a Glance (as of 1/31/2021) $ in Millions Building Trades - Local (248)* Building Trades - National (21) Industrial - Other (51) Public (13) Service (32) *(#) Represents number of investors 11 HIT Investor Profile

Contact Information AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio - hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055. Investors should read the current prospectus carefully befo re investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning eco nom ic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be appli cab le under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommenda tio n of any kind. 12